RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
Movements in the defined benefit obligation
At 1 January	£ (45,241)	£ (41,092)
Current service cost	(206)	(201)
Interest expense	(914)	(1,172)
Actuarial gains (losses) – experience	493	(29)
Actuarial (losses) gains – demographic assumptions	(218)	471
Actuarial losses – financial assumptions	(5,718)	(5,400)
Benefits paid	2,254	2,174
Past service cost	(5)	(44)
Settlements	20	17
Exchange and other adjustments	(14)	35
At 31 December	(49,549)	(45,241)
The Bank
Movements in the defined benefit obligation
At 1 January	(28,072)	(25,198)
Current service cost	(97)	(98)
Interest expense	(568)	(737)
Actuarial gains (losses) – experience	441	35
Actuarial (losses) gains – demographic assumptions	(282)	304
Actuarial losses – financial assumptions	(3,524)	(3,812)
Benefits paid	1,504	1,436
Past service cost	(2)	(33)
Settlements	0	0
Exchange and other adjustments	3	31
At 31 December	£ (30,597)	£ (28,072)